Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred taxes directly charged to (credited from) equity	₩ 16,175	₩ 122,951	₩ (191,043)
Valuation gain (loss) on financial assets measured at fair value [member]
Deferred taxes directly charged to (credited from) equity	12,977	167,249	(208,490)
Share of other comprehensive gain (loss) of investment in associates and joint ventures [member]
Deferred taxes directly charged to (credited from) equity	292	(2,972)	(34)
Valuation gain (loss) on derivatives [member]
Deferred taxes directly charged to (credited from) equity	5,631	7,649	(5,709)
Remeasurement of defined benefit liabilities (assets) [member]
Deferred taxes directly charged to (credited from) equity	(2,672)	(20,867)	(3,780)
Gain (loss) on disposal of treasury shares and others [member]
Deferred taxes directly charged to (credited from) equity	₩ (53)	₩ (28,108)	₩ 26,970